PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
PLAN TERMINATION
PLAN TERMINATION

NOTE 6 – PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and its related regulations. In the event of plan termination, participants will become 100% vested in their accounts.